Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Operating costs	$ 1,027.8	$ 715.1
Royalties	197.9	94.2
Depreciation expense	420.9	273.8
Cost of sales	$ 1,646.6	$ 1,083.1